IndexIQ Trust
(the “Trust”)

Supplement dated February 8, 2011
to the Prospectus dated August 27, 2010

IQ ALPHA Hedge Strategy Fund

Effective February 12, 2011, Mellon Capital Management Corporation, currently the sub-advisor to the IQ ALPHA Hedge Strategy Fund (the “Fund”), will no longer perform sub-advisory services to the Fund, and IndexIQ Advisors LLC, the investment advisor to the Fund, will assume day-to-day responsibility for portfolio management of the Fund.

Effective February 12, 2011, the Fund’s Prospectus is revised as follows:

1.	The section entitled “Sub-Advisor” of the summary section on page 10 of the Prospectus is hereby deleted in its entirety.

2.	The section entitled “Portfolio Managers” of the summary section on page 11 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Portfolio Manager Julie Abbett is Senior Vice President and Head of Portfolio Management for the Investment Advisor. Ms. Abbett has been with the Investment Advisor since September 2009.

3.	The reference to “and the Sub-Advisor’s” in the section entitled “B. Additional Risk Information—Management Risk” on page 16 of the Prospectus is hereby deleted.

4.	The reference to “and Sub-Advisor” in the section entitled “C. Portfolio Securities and Techniques—Commodity-Linked Securities” on page 20 of the Prospectus is hereby deleted.

5.	The reference to “sub-advisory” in the second paragraph in the section entitled “Management – Investment Advisor” on page 20 of the Prospectus is hereby deleted.

6.	The following sentence is hereby added after the fourth sentence of the second paragraph in the section entitled “Management—Investment Advisor” on page 20 of the Prospectus:

The basis for the Board of Trustees’ approval of the Advisory Agreement is available in the Trust’s Annual Report for the period ended April 30, 2010.

7.	The section entitled “Management—The Sub-Advisor” on page 21 of the Prospectus is hereby deleted in its entirety.

8.	The section entitled “Management—Portfolio Management” on page 21 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Portfolio Management

The Investment Advisor acts as portfolio manager for the Fund. The Investment Advisor will supervise and manage the investment portfolios of the Fund and will direct the purchase and sale of such Fund’s investment securities. The Investment Advisor utilizes a team of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objective. The lead portfolio manager for the Fund and the primary person responsible for the day-to-day management of the Fund’s portfolio is:

Julie Abbett, Senior Vice President and Head of Portfolio Management, has been with the Investment Advisor since September 2009. Prior to joining IndexIQ, she was a Portfolio Manager at Deutsche Asset Management (DeAM)/DB Advisors for over 9 years. She was a Director and Portfolio Manager for various U.S. and Global strategies, which included the DWS Disciplined Market Neutral Fund, the DWS Blue Chip Fund, both the DWS Disciplined Long Short Growth and Value Funds, as well as a number of other institutional and sub-advised funds. Before joining DeAM/DB Advisors, Ms. Abbett worked for FactSet Research Systems, Inc. as a Product Developer and at BARRA, Inc. as a Senior Consultant. Ms. Abbett graduated with a BA from the University of Connecticut.

For more information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds, see the SAI.

9.

The reference to “and is an affiliate of the Sub-Advisor” in the section entitled “Other Service Providers—Fund Administrator, Custodian and Accounting Agent” on page 23 of the Prospectus is hereby deleted.

10.	The first sentence in the section entitled “Code of Ethics” on page 25 of the Prospectus is hereby deleted in its entirety and replaced with the following:

The Trust, the Investment Advisor, and the Distributor each have adopted a code of ethics under Rule 17j-1 of the 1940 Act which is designed to prevent affiliated persons of the Trust, the Investment Advisor, and the Distributor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code).

Investors Should Retain This Supplement for Future Reference

IndexIQ Trust
(the “Trust”)

Supplement dated February 8, 2011
to the Statement of Additional Information dated August 27, 2010

IQ ALPHA Hedge Strategy Fund

Effective February 12, 2011, Mellon Capital Management Corporation, currently the sub-advisor to the IQ ALPHA Hedge Strategy Fund (the “Fund”), will no longer perform sub-advisory services to the Fund, and IndexIQ Advisors LLC, the investment advisor to the Fund, will assume day-to-day responsibility for portfolio management of the Fund.

Effective February 12, 2011, the Fund’s Statement of Additional Information is revised as follows:

1.	The second paragraph in the section entitled “INTRODUCTION” on page B-1 of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

     IndexIQ Advisors LLC serves as the investment advisor (the “Investment Advisor”) to the Fund. The Investment Advisor has been registered as an investment adviser with the Securities and Exchange Commission (“SEC”) since August 9, 2007 and is wholly-owned by Financial Development Holdco LLC d/b/a IndexIQ.

2.

The reference to “or Sub-Advisor” in the fourth paragraph in the section entitled “INVESTMENT OBJECTIVES AND POLICIES—Total Return Swaps, Options on Swaps, Index Swaps, Currency Swaps and Interest Rate Swaps, Caps, Floors and Collars” on page B-3 of the Statement of Additional Information is hereby deleted.

3.

The last sentence in the fourth paragraph in the section entitled “INVESTMENT OBJECTIVES AND POLICIES—Total Return Swaps, Options on Swaps, Index Swaps, Currency Swaps and Interest Rate Swaps, Caps, Floors and Collars” on page B-3 of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

     The Investment Advisor, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of the Fund’s transactions in swaps, options, caps, floors and collars.

4.	The section entitled “TRUSTEES AND OFFICERS—Board Responsibilities” on page B-17 and B-18 of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

Board Responsibilities. The business of the Trust is managed under the direction of the Trust’s Board of Trustees (the “Board”). The Board has considered and approved contracts, as described herein, under which certain companies provide essential management and administrative services to the Trust. The day-to-day business of the Trust, including the day-to-day management of risk, is performed by the service providers of the Trust, such as the Investment Advisor, Distributor and Administrator. The Board is responsible for overseeing the Trust’s service providers and, thus, has oversight responsibility with respect to the risk management performed by those service providers. Risk management seeks to identify and eliminate or mitigate the potential effects of risks such as events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Trust or the Fund. The Board’s role in risk management oversight begins before the inception of an investment portfolio, at which time the Investment Advisor presents the Board with information concerning the investment objectives, strategies and risks of the investment portfolio. Additionally, the Investment Advisor provides the Board with an overview of, among other things, the respective firm’s investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board oversees the risk management of the investment portfolio’s operations, in part, by requesting periodic reports from and otherwise communicating with various personnel of the service providers, including the Trust’s Chief Compliance Officer and the independent registered public accounting firm of the Trust. The Board and, with respect to identified risks that relate to its scope of expertise, the Audit Committee of the Board, oversee efforts by management and service providers to manage risks to which the Fund may be exposed.

Under the overall supervision of the Board and the Audit Committee (discussed in more detail below), the service providers to the Trust employ a variety of processes, procedures and controls to identify risks relevant to the operations of the Trust and the Fund to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business and, consequently, for managing the risks associated with that activity.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Fund by the Investment Advisor and receives information about those services at its regular meetings. In addition, on at least an annual basis, in connection with its consideration of whether to renew the Advisory Agreement with the Investment Advisor, the Board receives detailed information from the Investment Advisor. Among other things, the Board regularly considers the Investment Advisor’s adherence to the Fund’s investment restrictions and compliance with various policies and procedures of the Trust and with applicable securities regulations. The Board also reviews information about the Fund’s performance and investments.

The Trust’s Chief Compliance Officer meets regularly with the Board to review and discuss compliance and other issues. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Investment Advisor. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and material compliance matters since the date of the last report.

The Board receives reports from the Trust’s service providers regarding operational risks, portfolio valuation and other matters. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the financial statements of the Fund, focusing on major areas of risk encountered by the Trust and noting any significant deficiencies or material weaknesses in the Trust’s internal controls.

The Board recognizes that not all risks that may affect the Fund can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, despite the periodic reports the Board receives and the Board’s discussions with the service providers to the Trust, it may not be made aware of all of the relevant information of a particular risk. Most of the Trust’s investment management and business affairs are carried out by or through the Investment Advisor and other service providers each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Trust’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to substantial limitations.

5.

The references to “the Sub-Advisor” in the second paragraph in the section entitled “TRUSTEES AND OFFICERS—Members of the Board and Officers of the Trust” on page B-19 of the Statement of Additional Information are hereby deleted.

6.	The reference to “Sub-Advisor” in the section entitled “TRUSTEES AND OFFICERS—Code of Ethics” on page B-22 of the Statement of Additional Information is hereby deleted.

7.	The sub-section entitled “MANAGEMENT SERVICES—Sub-Advisor” on page B-23 of the Statement of Additional Information is hereby deleted in its entirety.

8.	The fee information with respect to the Sub-Advisor in the section entitled “ADVISORY FEES” on page B-24 of the Statement of Additional Information is hereby deleted in its entirety.

9.	The section entitled “PORTFOLIO MANAGER” on page B-24 and B-25 of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

PORTFOLIO MANAGER

     The Investment Advisor acts as portfolio manager for the Fund. The Investment Advisor will supervise and manage the investment portfolios of the Fund and will direct the purchase and sale of the Fund’s investment securities. The Investment Advisor utilizes a team of investment professionals acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of the Fund’s investment objective. The lead portfolio manager for the Fund and the primary person responsible for the day-to-day management of the Fund’s’ portfolio is:

     Julie Abbett, Senior Vice President and Head of Portfolio Management, has been with the Investment Advisor since September 2009. Prior to joining IndexIQ, she was a Portfolio Manager at Deutsche Asset Management (DeAM)/DB Advisors for over 9 years. She was a Director and Portfolio Manager for various U.S. and Global strategies, which included the DWS Disciplined Market Neutral Fund, the DWS Blue Chip Fund, both the DWS Disciplined Long Short Growth and Value Funds, as well as a number of other institutional and sub-advised funds. Before joining DeAM/DB Advisors, Ms. Abbett worked for FactSet Research Systems, Inc. as a Product Developer and at BARRA, Inc. as a Senior Consultant. Ms. Abbett graduated with a BA from the University of Connecticut.

Other Accounts Managed

     The following table provides additional information about other portfolios or accounts managed by the Funds’ portfolio managers as of December 31, 2010.

     Total number of other accounts managed by the portfolio manager within each category below and the total assets in the accounts managed within each category below.

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts

	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
IndexIQ Advisors
Julie Abett	0	0	0	0	12	13

10.

The reference to “Mellon Investment Professionals”in the section entitled “PORTFOLIO MANAGER—Material Conflicts of Interest” on page B-25 of the Statement of Additional Information is hereby deleted and replaced with “Portfolio Manager”.

11.

The reference to “Mellon” is replaced with “the Investment Advisor” in the second-to-last sentence in the section entitled “PORTFOLIO MANAGER—Material Conflicts of Interest” on page B-25 of the Statement of Additional Information.

12.

The section entitled “PORTFOLIO MANAGER—Compensation for Mellon Investment Professionals” is hereby deleted in its entirety on page B-26 of the Statement of Additional Information and replaced with the following:

Compensation for Portfolio Manager

     The Investment Advisor compensates its portfolio management personnel through a combination of cash remuneration and equity grants. The cash portion consists of market-based base salary and a year-end discretionary bonus. Base salary is determined by the employee’s experience and performance in the role, taking into account the ongoing compensation benchmark analyses. Base salary is generally a fixed amount that may change as a result of an annual review, upon assumption of new duties, or when a market adjustment of the position occurs. The discretionary cash component is driven by both individual performance and the performance of the firm overall, as measured by assets under management, revenues, and profitability. The equity component also varies by the experience level of the employee, as well as the timing of when they joined the firm relative to the firm’s stage in its lifecycle. The amount of equity may increase over time based on employee performance and other variables.

13.

The reference to “and is an affiliate of the Sub-Advisor” in the third paragraph in the section entitled “OTHER SERVICE PROVIDERS—FUND ADMINISTRATION AND ACCOUNTING AGENT” on page B-27 of the Statement of Additional Information is hereby deleted.

14.	The last sentence of the third paragraph in the section entitled “CERTAIN CONFLICTS OF INTEREST” on page B-32 of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

     Any such IndexIQ announcements or website disclosures to the public will be made in such a manner that none of the IndexIQ employees outside of the Index Group, the Investment Advisor or the Fund, is notified of actions prior to the general investing public.

15.	The reference to “or Sub-Advisor” in the fourth paragraph in the section entitled “CERTAIN CONFLICTS OF INTEREST” on page B-32 of the Statement of Additional Information is hereby deleted.

16.

The sixth and seventh paragraphs in the section entitled “CERTAIN CONFLICTS OF INTEREST” on pages B-32 and B-33 of the Statement of Additional Information are hereby deleted in their entirety and replaced with the following:

     The Index Group personnel responsible for creating and monitoring the Underlying Index, the personnel of the Calculation Agent responsible for calculating and maintaining the Underlying Index, and the portfolio managers responsible for day-to-day portfolio management of the Fund are employees of separate legal organizations, and the Calculation Agent personnel are located in physically separate offices from the Index Group personnel and portfolio managers. The Calculation Agent is not, and will not be, affiliated with IndexIQ or the Investment Advisor.

     Members of the Index Group will not have access to paper or electronic files used by the Investment Advisor in connection with their portfolio management activities. Neither the Investment Advisor nor any sub-advisor will have access to the computer systems used by the Calculation Agent, nor to the computer systems used by the Index Group to monitor, calculate and rebalance the Underlying Indexes. The Investment Advisor has also adopted Policies and Procedures and a Code of Ethics which require, among other things, any personnel responsible for the management of a Fund and any investment account to (i) pre-clear all non-exempt personal securities transactions with a designated senior employee of the Investment Advisor, and (ii) require reporting of securities transactions to such designated employee in accordance with Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).

17.

The third, fourth and fifth paragraphs in the section entitled “PORTFOLIO TRANSACTIONS AND BROKERAGE” on pages B-33 and B-34 of the Statement of Additional Information are hereby deleted in their entirety and replaced with the following:

     In placing orders for portfolio securities of the Fund, the Investment Advisor is generally required to give primary consideration to obtaining the most favorable execution and net price available. This means that the Investment Advisor will seek to execute each transaction at a price and commission, if any, which provides the most favorable total cost or proceeds reasonably attainable in the circumstances. As permitted by Section 28(e) of the 1934 Act, the Investment Advisor may cause the Fund to pay a broker-dealer a commission for effecting a securities transaction for the Fund that is in excess of the commission which another broker-dealer would have charged for effecting the transaction, if the Investment Advisor makes a good faith determination that the broker’s commission paid by the Fund is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer, viewed in terms of either the particular transaction or the Investment Advisor’s overall responsibilities to the Fund and its other investment advisory clients. The practice of using a portion of a Fund’s commission dollars to pay for brokerage and research services provided to the Investment Advisor is sometimes referred to as “soft dollars.” Section 28(e) is sometimes referred to as a “safe harbor,” because it permits this practice, subject to a number of restrictions, including the Investment Advisor’s compliance with certain procedural requirements and limitations on the type of brokerage and research services that qualify for the safe harbor.

     Research products and services may include, but are not limited to, general economic, political, business and market information and reviews, industry and company information and reviews, evaluations of securities and recommendations as to the purchase and sale of securities, financial data on a company or companies, performance and risk measuring services and analysis, stock price quotation services, computerized historical financial databases and related software, credit rating services, analysis of corporate responsibility issues, brokerage analysts’ earnings estimates, computerized links to current market data, software dedicated to research, and portfolio modeling. Research services may be provided in the form of reports, computer-generated data feeds and other services, telephone contacts, and personal meetings with securities analysts, as well as in the form of meetings arranged with corporate officers and industry spokespersons, economists, academics and governmental representatives. Brokerage products and services assist in the execution, clearance and settlement of securities transactions, as well as functions incidental thereto, including but not limited to related communication and connectivity services and equipment, software related to order routing, market access, algorithmic trading, and other trading activities. On occasion, a broker-dealer may furnish the Investment Advisor with a service that has a mixed use (that is, the service is used both for brokerage and research activities that are within the safe harbor and for other activities). In this case, the Investment Advisor is required to reasonably allocate the cost of the service, so that any portion of the service that does not qualify for the safe harbor is paid for by the Investment Advisor from its own funds, and not by portfolio commissions paid by the Fund.

     Research products and services provided to the Investment Advisor by broker-dealers that effect securities transactions for the Fund may be used by the Investment Advisor in servicing all of its accounts. Accordingly, not all of these services may be used by the Investment Advisor in connection with the Fund. Some of these products and services are also available to the Investment Advisor for cash, and some do not have an explicit cost or determinable value. The research received does not reduce the advisory fees paid to the Investment Advisor for services provided to the Fund. The Investment Advisor’s expenses would likely increase if the Investment Advisor had to generate these research products and services through its own efforts, or if it paid for these products or services itself.

     On occasions when the Investment Advisor deems the purchase or sale of a security to be in the best interest of the Fund as well as its other customers (including any other fund or other investment company or advisory account for which the Investment Advisor acts as investment advisor or sub-investment advisor), the Investment Advisor, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for such other customers in order to obtain the best net price and most favorable execution under the circumstances. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Investment Advisor in the manner it considers to be equitable and consistent with its fiduciary obligations to the Fund and such other customers. In some instances, this procedure may adversely affect the price and size of the position obtainable for the Fund

18.

The reference to “Sub-Advisor” in the first paragraph in the section entitled “PORTFOLIO TRANSACTIONS AND BROKERAGE—Selective Disclosure of Portfolio Holdings” on page B-34 of the Statement of Additional Information is hereby deleted.

19.	The reference to “the Sub-Advisor” in the second paragraph in the section entitled “PORTFOLIO TRANSACTIONS AND BROKERAGE—Selective Disclosure of Portfolio Holdings” on page B-35 of the Statement of Additional Information is hereby deleted.

20.	The references to “Sub-Advisor” in the third paragraph in the section entitled “NET ASSET VALUE” on page B-36 of the Statement of Additional Information are hereby deleted and replaced with “Accounting Agent”.

21.	The section entitled “PROXY VOTING” on page B-45 of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

The Board believes that the voting of proxies on securities held by the Fund is an important element of the overall investment process. As such, the Board has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Investment Advisor. The Investment Advisor will vote such proxies in accordance with its proxy policies and procedures, a summary of which is included in Appendix B to this Statement of Additional Information. The Board will periodically review the Fund’s proxy voting record.

22.

Appendix B entitled “THE BANK OF NEW YORK MELLON CORPORATION—PROXY VOTING POLICY” on page 1-B of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

APPENDIX B

SUMMARY OF PROXY VOTING POLICY AND PROCEDURES

The Investment Advisor exercises its proxy voting rights with regard to the holdings in each Fund’s investment portfolio with the goals of maximizing the value of the Fund’s investments, promoting accountability of a company’s management and board of directors (collectively, the “Management”) to its shareholders, aligning the interests of management with those of shareholders, and increasing transparency of a company’s business and operations.

The Investment Advisor seeks to avoid material conflicts of interest through its use of a third-party proxy services vendor (the “Proxy Vendor”), which applies detailed, pre-determined proxy voting guidelines (the “Voting Guidelines”) in an objective and consistent manner across client accounts, based on research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. The Investment Advisor engages a third party as an independent fiduciary to vote all proxies for the Funds.

All proxy voting proposals are reviewed, categorized, analyzed and voted in accordance with the Voting Guidelines. These guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in our policies on specific issues. Items that can be categorized under the Voting Guidelines will be voted in accordance with any applicable guidelines. Proposals that cannot be categorized under the Voting Guidelines will be referred to the Portfolio Oversight Committee for discussion and vote. Additionally, the Portfolio Oversight Committee may review any proposal where it has identified a particular company, industry or issue for special scrutiny. With regard to voting proxies of foreign companies, the Investment Advisor weighs the cost of voting, and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote.

Investors Should Retain This Supplement for Future Reference

IndexIQ Trust
(the “Trust”)

Supplement dated February 8, 2011
to the Summary Prospectus dated September 8, 2010

IQ ALPHA Hedge Strategy Fund

Effective February 12, 2011, Mellon Capital Management Corporation, currently the sub-advisor to the IQ Alpha Hedge Strategy Fund (the “Fund”), will no longer perform sub-advisory services to the Fund, and IndexIQ Advisors LLC, the investment advisor to the Fund, will assume day-to-day responsibility for portfolio management of the Fund.

Effective February 12, 2011, the Fund’s Summary Prospectus is revised as follows:

1.	The section entitled “Sub-Advisor” on page 9 of the Summary Prospectus is hereby deleted in its entirety.

2.	The section entitled “Portfolio Managers” on page 9 of the Summary Prospectus is hereby deleted in its entirety and replaced with the following:

Portfolio Manager

Julie Abbett is Senior Vice President and Head of Portfolio Management for the Investment Advisor. Ms. Abbett has been with the Investment Advisor since September 2009.

Investors Should Retain This Supplement for Future Reference